NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

First Mining Gold Corp. (the “Company” or “First Mining”) is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX”) under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”. The Company’s head office and principal address is Suite 2070 – 1188 West Georgia Street, Vancouver, British Columbia, Canada, V6E 4A2.

First Mining was incorporated on April 4, 2005 and changed its name to First Mining Gold Corp. in January 2018.

First Mining is advancing a portfolio of gold projects in Canada, with the most advanced projects being the Springpole Gold Project in northwestern Ontario and the Duparquet Gold Project in the Abitibi region of Québec. First Mining’s portfolio of gold projects in eastern Canada also includes the Cameron project. In addition, the Company holds a 30% interest in PC Gold Inc., the legal entity which holds the Pickle Crow gold project which is being advanced by FireFly Metals Ltd. (“FireFly Metals”), and a 20% direct project interest in the Hope Brook Project.

Going Concern

The Company’s annual consolidated financial statements ("financial statements") have been prepared on a going concern basis, which contemplates that the Company will be able to continue its operations for at least twelve months from December 31, 2024 and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company has not generated revenue from operations to date and will require additional financing or outside participation to undertake further advanced exploration of its mineral properties. Future operations of the Company are dependent upon its ability to raise additional equity financing and maintain sufficient working capital and upon future production or proceeds from the dispositions of its mineral property interests.

As of December 31, 2024, the Company had cash and cash equivalents of $11,351,000 (December 31, 2023 - $12,211,000), working capital of $744,000 (December 31, 2023 - $2,162,000) which is calculated as current assets less current liabilities, and accumulated a deficit of $180,895,000 (December 31, 2023 - $165,581,000).During the year ended December 31, 2024, the Company raised combined total proceeds of $20,906,000 through non-brokered private placement financings and a bought deal public offering (see Note 14) to support its working capital position. The Company had a working capital balance of $4,718,000, excluding the 10% Option on PC Gold with Firefly from current liabilities, as it does not require a cash outlay. An unspent flow-through expenditure of $4,197,000 (December 31, 2023 – $3,482,000) is required to be spent by December 31, 2025.

For the year ended December 31, 2024, the Company incurred a net loss of $15,314,000 (December 31, 2023 – $7,036,000) and used cash of $3,952,000 (December 31, 2023 - $5,072,000) in operating activities. The Company’s operations to date have been financed by the issuance of common shares, sale of investments, assets, and royalties, and the exercise of stock options. The continuing operations of the Company are dependent upon its ability to continue to raise adequate financing and liquidate its investments as necessary. There can be no assurance that the Company will be able to continue to secure additional financings in the future, and if they are secured, that they would be on terms that are favourable. This gives rise to a material uncertainty that may raise substantial doubt about the Company’s ability to continue as a going concern.

These financial statements do not give effect to any adjustments to the carrying values of the assets and liabilities, the reported expenses, and the statements of financial position classifications used that would be necessary should the Company be unable to continue as going concern. Such adjustments could be material.